                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                               Washington DC 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     March 31, 2004

Check here if Amendment [ ]; Amendment number:

This Amendment (Check only one):   [X] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Tweedy, Browne Company LLC
Address:     350 Park Avenue, 9th Floor
             New York, NY  10022

Form 13F File Number: 28-1222

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:     Kenneth E. Leopold
Title:    General Counsel
Phone:    212-916-0600

Signature,                    Place,          and Date of Signing:
Kenneth E. Leopold     New York, New York          05/18/04
Signature                  City,  State              Date

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




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                     FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                  1

Form 13F Information Table Entry Total:           103

Form 13F Information Table Value Total:    $3,034,218

List of Other Included Managers:

Provide a numbered list of the name(s) and Form file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.                                  1
Form 13F File Number:         28-04975
Name:   Affiliated Managers Group Inc.


The institutional investment manager filing this report submits this Restatement of Form 13F previously filed on May 14, 2004, for the quarter ended March 31, 2004. Due to a systems error, certain securities' positions reported on previous filing were understated.


                           FORM 13F INFORMATION TABLE


                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABN AMRO HLDGS ADR             ADR              000937102    71440 3185022   SH       SOLE               3185022
AKZO NOBEL NV SPONSORED ADR    ADR              010199305    19655  531348   SH       SOLE                531348
AVENTIS -SPON ADR              ADR              053561106     7743  100693   SH       SOLE                100693
BAYER AG-SPONSORED ADR         ADR              072730302     1371   56184   SH       SOLE                 56184
DIAGEO PLC- SPONSORED ADR      ADR              25243Q205    44985  850707   SH       SOLE                850707
GALLAHER GROUP PLC             ADR              363595109      475    9900   SH       SOLE                  9900
GLAXO SMITHKLINE PLC SPONSORED ADR              37733W105    51969 1300855   SH       SOLE               1300855
HEINEKEN HOLDINGS 'A' ADRS     ADR              2740069      21439  593866   SH       SOLE                593866
HEINEKEN NV ADR                ADR              2419176      17058  425780   SH       SOLE                425780
NOVARTIS AG ADR                ADR              66987V109    16907  396881   SH       SOLE                396881
SYNGENTA AG ADR                ADR              87160A100     1216   84246   SH       SOLE                 84246
UNILEVER (UL)                  ADR              904767704    19493  483700   SH       SOLE                483700
UNILEVER (UN)                  ADR              904784709    49782  716905   SH       SOLE                716905
HEINEKEN NV                    COM              7108048      17838  445263   SH       SOLE                223263            222000
HONDA MOTOR CO LTD             COM              6435145        692   15000   SH       SOLE                 15000
21ST CENTURY INS GROUP         COM              90130N103    12982  901527   SH       SOLE                901527


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

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACMAT CORP CLASS A                   COM        004616207      592   51890   SH       SOLE                 51890
ADIRONDACK TR CO-SARATOGA SPGS       COM        007014103      287     287   SH       SOLE                   287
AMERICAN EXPRESS COMPANY             COM        025816109   177468 3422723   SH       SOLE               3366179             56544
AMERICAN NATIONAL INSURANCE CO       COM        028591105    69080 771935    SH       SOLE                749053             22882
BANK OF AMERICA CORP COM             COM        060505104      486   6000    SH       SOLE                  6000
BANK OF UTICA NY                     COM        065437105      546   1666    SH       SOLE                  1666
BANK OF UTICA NY  NON-VOTING         COM        065437204     2386   6664    SH       SOLE                  6664
BERKSHIRE HATHAWAY INC DEL           COM        084670108    17634    189    SH       SOLE                   189
CHARTER ONE FINANCIAL INC.           COM        160903100      681  19254    SH       SOLE                 19254
CHEVRONTEXACO CORP                   COM        166764100      582   6630    SH       SOLE                  6630
COCA COLA BOTTLING COMPANY           COM        191098102     1095  21441    SH       SOLE                 21441
COMCAST CORP - CLASS A               COM        20030N101      656  22793    SH       SOLE                 22793
COMCAST CORP SPECIAL CLASS A         COM        20030N200    84409  30275    SH       SOLE               2918582            109000
COMERICA INCORPORATED                COM        200340107     2234  41125    SH       SOLE                 41125
COMMONWEALTH TELEPHONE ENTERPR       COM        203349105    14439 352082    SH       SOLE                352082
DOLLAR THRIFTY AUTOMOTIVE            COM        256743105    42989 1701169   SH       SOLE               1701169
ELECTRONIC DATA SYSTEMS CORP         COM        285661104    58195 3007496   SH       SOLE               2840242            167254
EMC CORP - MINN                      COM        268649100      120   10800   SH       SOLE                 10800
EXXON MOBIL CORPORATION              COM        30231G102      390    9368   SH       SOLE                  9368
FEDERATED INVESTORS INC (PA.)        COM        314211103    88936 2829664   SH       SOLE               2794664             35000
FIRST LONG ISLAND CORP - NY          COM        320734106     2506   50044   SH       SOLE                 50044
FISHER COMPANIES INC                 COM        337756209      285    5824   SH       SOLE                  5824
FLEETBOSTON FINANCIAL CORPORAT       COM        339030108      421    9384   SH       SOLE                  9384
FPL GROUP INC.                       COM        302571104      323    4835   SH       SOLE                  4835
FRIEDMANS CL A   USD US              COM        358438109      906  156148   SH       SOLE                156148
GATX CORP                            COM        361448103    22536 1016488   SH       SOLE               1016488
GORMAN-RUPP CO                       COM        383082104    16494  636832   SH       SOLE                636832
GREAT AMERN FINL RES INC             COM        389915109    17470  1108487  SH       SOLE               1108487
GREY GLOBAL GROUP INC.               COM        39787m108    42181    61132  SH       SOLE                 59161             1971
HEINZ H J CO                         COM        423074103      254     6800  SH       SOLE                  6800
HIBERNIA CORP  CL-A                  COM        428656102    12874   548078  SH       SOLE                548078
HUB GROUP INC CL A                   COM        443320106     2732    91557  SH       SOLE                 91557

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
INDEPENDENT BANK CORP - MICH         COM        453838104      305    10963  SH       SOLE                 10963
INVESTMENT TECHNOLOGY GROUP          COM        46145F105     8605   562411  SH       SOLE                5624110
KANSAS CITY LIFE INSURANCE COM       COM        484836101      707    16520  SH       SOLE                 16520
KEWEENAW LAND ASSN LTD               COM        493026108      458     4980  SH       SOLE                  4980
KOGER EQUITY INC                     COM        500228101     4553   194006  SH       SOLE                194006
LEUCADIA NATIONAL CORP               COM        527288104    13744   257967  SH       SOLE                257967
LIFE INSURANCE CO. (ALA) CL.A        COM        531864205      935   129843  SH       SOLE                129843
M & F WORLDWIDE CORP                 COM        552541104     1828   133505  SH       SOLE                133505
MB FINANCIAL, INC.                   COM        55264U108     1010    25911  SH       SOLE                 25911
MBIA INC                             COM        55262C100   181577  2895963  SH       SOLE               2835963            60000
MELLON FINL CORP                     COM        58551a108      200     6400  SH       SOLE                  6400
MERCHANTS GROUP, INC.                COM        588539106     2394    98092  SH       SOLE                 98092
MERCHANTS NATIONAL PROPERTIES,       COM        589161108      442     1208  SH       SOLE                  1208
NATIONAL WESTERN LIFE INS CO         COM        638522102    42218   285663  SH       SOLE                285663
OIL-DRI CORP OF AMERICA              COM        677864100     5220   316360  SH       SOLE                316360
ORTHODONTIC CENTERS OF AMER          COM        68750P103    12048  1525036  SH       SOLE               1525036
PLUM CREEK TIMBER CO INC             COM        729251108      351    10800  SH       SOLE                 10800
PNC FINANCIAL SERVICES GROUP I       COM        693475105    98067  17695320 SH       SOLE               1734532            35000
POPULAR INC.                         COM        733174106   119135  2764153  SH       SOLE               2764153
PROQUEST COMPANY                     COM        74346p102   116083  3979529  SH       SOLE               3979529
PUBLIC STORAGE INC.                  COM        74460D109      511    10495  SH       SOLE                 10495
R J REYNOLDS TOBACCO HOLDINGS        COM        76182K105      454     7500  SH       SOLE                  7500
RAMCO GERSHENSON PROPERTIES TR       COM        751452202     9746   345591  SH       SOLE                345591
RANDALL BEARINGS INC                 COM        752261107      155    22948  SH       SOLE                 22948
RAYONIER INC                         COM        754907103    82888  1896324  SH       SOLE               1896324
REGAL-BELOIT CORP                    COM        758750103    14181   709743  SH       SOLE                709743
SARA LEE CORP                        COM        803111103      430    19680  SH       SOLE                 19680
SAUL CENTERS INC                     COM        804395101      443    14500  SH       SOLE                 14500
SBC COMMUNICATIONS INC               COM        78387G103      291    11870  SH       SOLE                 11870
SHENANDOAH TELECOMMUNICATIONS        COM        82312B106      299    13280  SH       SOLE                 13280
SHERWIN WILLIAMS CO                  COM        824348106      300     7800  SH       SOLE                  7800

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
STEPAN CO                            COM        858586100     6765   296173  SH       SOLE                296173
STONECUTTER MILLS CORP 'B'           COM        861793206      205     2085  SH       SOLE                  2085
SYMS CORPORATION                     COM        871551107     4141   518235  SH       SOLE                518235
TECUMSEH PRODUCTS COMPANY CLAS       COM        878895200     6486   154056  SH       SOLE                154056
TECUMSEH PRODUCTS COMPANY CLAS       COM        878895101     2084    50415  SH       SOLE                 50415
TORCHMARK CORP                       COM        891027104   131320  2441349  SH       SOLE               2441349
TRANSATLANTIC HLDGS                  COM        893521104   158656  1819236  SH       SOLE               1819236
TRUSTMARK CORPORATION                COM        898402102     1114    38400  SH       SOLE                 38400
UNION PLANTERS CORP.                 COM        908068109      278     9300  SH       SOLE                  9300
URSTADT BIDDLE PROPERTIES INC.       COM        917286106      223    15000  SH       SOLE                 15000
URSTADT BIDDLE PROPERTIES INC.       COM        917286205      198    12000  SH       SOLE                 12000
UST INC                              COM        902911106      521    14445  SH       SOLE                 14445
VERIZON COMMUNICATIONS               COM        92343V104      348     9525  SH       SOLE                  9525
WATSON STANDARD CO                   COM        942690108     1680     8399  SH       SOLE                  8399
WELLS FARGO & COMPANY                COM        949746101    79755  1407359  SH       SOLE               1407359
WESTERN LIME & CEMENT CO             COM        958545105     1681     1601  SH       SOLE                  1601
WHITNEY HOLDING CORPORATION          COM        966612103     4330   103732  SH       SOLE                103732
BRISTOL MYERS SQUIBB CO              COM        110122108    66058  27263040 SH       SOLE               2590804          135500
COCA COLA FEMSA                      COM        191241108    62337  2587686  SH       SOLE               2416186          171500
HOLLINGER INTERNATIONAL INC          COM        435569108   256764 12967870  SH       SOLE              12967870
JOHNSON & JOHNSON                    COM        478160104    22334   440348  SH       SOLE                440348
NATUZZI SPA                          COM        63905A101    53973  5044210  SH       SOLE               5044210
PFIZER INC                           COM        717081103   274382  7828303  SH       SOLE               7717648          110655
SCHERING PLOUGH CORP                 COM        806605101   141775  8740774  SH       SOLE               8740774



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